Prepayments, Deposits and Other Assets, Net (Details) - Schedule of Prepayments, Deposits and Other Assets, Net - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Schedule of prepayments, deposits and other assets, net [Abstract]
Security deposits	[1]	$ 335,110	$ 216,446
Advances to suppliers		1,112,161	564,810
Advances to employees		112,046	141,249
Prepaid expense		830,247	976,788
Prepayment for potential acquisition (2)	[2]	15,906,187
Others		10,384	139,976
Prepayments, deposits and other assets, net		18,306,135	2,039,269
Less: Long term portion		(16,248,181)	(226,544)
Allowance for doubtful accounts		(350,813)	(364,973)
Prepayments, deposits and other assets – current portion		$ 1,707,141	$ 1,447,752

[1]	Security deposits mainly represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.
[2]	On March 24, 2023, the Company entered into an equity transfer agreement with a shareholder of DTI Group Limited (“DTI”), pursuant to which the Company agreed to prepay 167,592,318 (split-adjusted 698,301shares, equivalent to $15,906,187) to purchase 32% equity of DTI.